Defined contribution plans (Detail 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plans [Table]
Total	$ 363	$ 343	$ 326
US plan
Defined Contribution Plans [Table]
Total	198	190	173
UK plan
Defined Contribution Plans [Table]
Total	101	88	82
Remaining plans
Defined Contribution Plans [Table]
Total	64	65	71
UBS AG
Defined Contribution Plans [Table]
Total	303	291	278
UBS AG | US plan
Defined Contribution Plans [Table]
Total	198	190	173
UBS AG | UK plan
Defined Contribution Plans [Table]
Total	41	36	34
UBS AG | Remaining plans
Defined Contribution Plans [Table]
Total	$ 64	$ 65	$ 71